Notes Payable and Revolving Credit Agreement (Details) - Schedule of Notes Payable - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable	$ 15	$ 24
Less: current portion	(9)	(9)
Total notes payable	$ 6	$ 15